Repurchase Agreements - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Investment securities for repurchase agreements	$ 38,400,000
Maximum repurchase balances outstanding	$ 46,800,000	$ 54,800,000